Restricted cash (Details Textuals 1)	6 Months Ended
	Jun. 30, 2012 USD ($)	Apr. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 18, 2011 USD ($)	Jun. 30, 2012 Restricted term deposits USD ($)		Dec. 31, 2011 Restricted term deposits USD ($)		Jun. 30, 2012 Restricted term deposits Southern California Edison USD ($)	Dec. 31, 2010 Development bond Southern California Edison USD ($)	Dec. 31, 2011 Performance bond Southern California Edison USD ($)	Jun. 30, 2012 Restricted use funds from operations - Kingman USD ($)		Dec. 31, 2011 Restricted use funds from operations - Kingman USD ($)		Jun. 30, 2012 Restricted use funds from operations - Windstar USD ($)		Dec. 31, 2011 Restricted use funds from operations - Windstar USD ($)	Jun. 30, 2012 Operations and maintenance reserve - Kingman USD ($)		Dec. 31, 2011 Operations and maintenance reserve - Kingman USD ($)		Jun. 30, 2012 Restricted credit card - term deposit USD ($)		Jun. 30, 2012 Restricted credit card - term deposit CAD	Dec. 31, 2011 Restricted credit card - term deposit USD ($)		Dec. 31, 2011 Restricted credit card - term deposit CAD
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 27,853,797		$ 47,015,675		$ 12,000,000	[1]	$ 12,000,000	[1]	$ 12,000,000	$ 2,400,000	$ 9,600,000	$ 434,541	[2]	$ 382,426	[2]	$ 3,536,296	[2]	[2]	$ 257,730	[3]	$ 257,730	[3]	$ 107,949	[4]	110,000	$ 104,698	[4]	100,000
Term of power purchase agreement	20 years
Amount transfer from escrow account to reserve account		1,473,138		9,213,950
Debt service reserve as required by the Kingman credit agreement			$ 830,193

[1]	The Company secured a development bond of $2,400,000 in 2010, and a performance bond of $9,600,000 in 2011, with Southern California Edison ("SCE") as required by the related Windstar power purchase agreement ("PPA"). The combined bonds of $12,000,000 will remain with SCE, as performance collateral, for the 20 year term of the PPA, and shall be returned to the Company upon performance completion.
[2]	On June 30, 2012, the Company had a restricted use funds balance of $434,541 and $3,536,296, from the Kingman and Windstar projects' net cash flows from operations. These funds are restricted use funds reserved for working capital requirements and distributions, in accordance with the respective annual operating budget and credit agreement.
[3]	On December 31, 2011, the Company funded the Kingman project operations and maintenance reserve with an amount of $257,730, as required by the Kingman credit agreement.
[4]	As of June 30, 2012, C$110,000 (December 31, 2011 - C$100,000) is held on deposit to secure corporate credit cards.